Dec. 24, 2014
Exceed Defined Hedge Index Fund
Exceed Defined Hedge Index Fund
All references to NASDAQ Exceed Structured Hedged Index (EXHEDG) are hereby replaced with NASDAQ Defined Hedge Index (EXHEDG).